Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2015
Depreciation and Amortization [Abstract]
Schedule of Depreciation of Property, Plant and Equipment and Amortization of Intangible Asset
	December 31,2015		December 31,2014	December 31,2013
	RMB	US$	RMB	RMB
Cost of goods sold	25,139	3,881	40,728	41,771
Selling expenses	22	3	28	33
Administrative expenses	19,354	2,988	6,945	6,357
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	44,515	6,872	47,701	48,161